AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 25, 2005

1933 ACT FILE NO. 002-21600
1940 ACT FILE NO. 811-01209

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 53	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 39	[X]

(Check appropriate box or boxes.)

BRIDGES INVESTMENT FUND, INC.
(Exact name of Registrant as Specified in Charter)

256 Durham Plaza, 8401 West Dodge Road
Omaha, Nebraska 68114
(Address of Principal Executive Office) (Zip Code)

(402) 397-4700
Registrant’s Telephone Number, including Area Code

Edson L. Bridges III
256 Durham Plaza, 8401 West Dodge Road
Omaha, Nebraska 68114
(Name and Address of Agent for Service)

Copy to:

Dennis Fogland, Esq. Baird, Holm, McEachen, Pedersen, Hamann & Strasheim LLP 1500 Woodmen Tower Omaha, Nebraska 68102

It is proposed that this filing will become effective (check appropriate box)
[ ]    immediately upon filing pursuant to paragraph (b)
[ ]    on (date) pursuant to paragraph (b)
[X]    60 days after filing pursuant to paragraph (a)(1)
[ ]    on (date) pursuant to paragraph (a)(1)
[ ]    75 days after filing pursuant to paragraph (a)(2)
[ ]    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BRIDGES INVESTMENT FUND, INC.

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement:

Prospectus for Capital Stock shares of the Bridges Investment Fund, Inc.

Statement of Additional Information for Capital Stock shares of the Bridges Investment Fund, Inc.

Part C of Form N-1A

Signature Page

Subject to Completion, Dated February __, 2005
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

BRIDGES INVESTMENT FUND, INC.

8401 West Dodge Road

256 Durham Plaza

Omaha, Nebraska 68114

(402) 397-4700

(866) 934-4700

PROSPECTUS

April 29, 2005

Capital Stock

The primary investment objective of the Fund is long-term capital appreciation. The generation of a modest amount of current income is a secondary investment objective.

As with all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

OVERVIEW	3
ABOUT THE FUND	3
Fund Objective	3
Principal Investment Strategies	3
PRICIPAL RISKS OF INVESTING THE FUND	5
PAST PERFORMANCE OF THE FUND	6
FEES AND EXPENSES OF THE FUND	7
MANAGEMENT OF THE FUND	8
Investment Adviser	8
Portfolio Managers	8
FUND SHAREHOLDER INFORMATION	9
Capital Structure of Fund	9
Valuing the Funds Shares	9
Fair Value Pricing	10
INVESTING IN THE FUND	10
Account Options	10
Minimum Investment	10
Purchasing Shares	11
Automatic Investment Plan	13
Additional Account Policies	13
SELLING SHARES OF THE FUND	14
Signature Guarantees	14
Sale Proceeds	14
Redemptions Through a Broker	15
Additional Redemptions Policies	15
FREQUENT TRADING OR MARKET TIMING	15
PORTFOLIO HOLDING INFORMATION	16
DISTRIBUTIONS AND TAXES	16
Distributions	16
Distributions Options	16
Tax Consequences	17
INQUIRES	18
FINANCIAL HIGHTLIGHTS	19

In deciding whether to invest in the Bridges Investment Fund, Inc., you should rely on information in this Prospectus and the Statement of Additional Information (the “SAI”) relating to the Fund. The Fund has not authorized others to provide additional information. The Fund does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not be legally made.

Bridges Investment Fund, Inc. (the “Fund”) is an open-end diversified investment company, which has operated since July 1, 1963.

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OVERVIEW

This Prospectus describes the Bridges Investment Fund, Inc. (the “Fund”).

Bridges Investment Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s primary investment objective is long-term capital appreciation, with a secondary objective of generation of a modest amount of current income.

The Fund seeks to achieve its investment objectives by investing primarily in a diversified portfolio of common stocks and convertible securities, which the adviser believes offers the potential for increased earnings and dividends over time. Normally, such equity securities will represent 60% or more of the Fund’s assets. In addition, to generate current income, the Fund may acquire investment grade corporate bonds, debentures, U.S. Treasury bonds and notes, and preferred stocks. Normally, such fixed income securities will not constitute more than 40% of the Fund’s portfolio.

There is no assurance that the Fund will achieve its objective.

ABOUT THE FUND

Fund Objective

The Fund’s primary investment objective is long-term capital appreciation, with a secondary objective of generation of a modest amount of current income.

The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Directors without a shareholder vote upon prior written notice to Fund shareholders. However, the Fund’s objective has remained consistent for the past 40 years.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing primarily in a diversified portfolio of common stocks and convertible securities which Fund management believes offer the potential for increased earnings and dividends over time. Normally, such equity securities will represent 60% or more of the Fund’s assets. During the past three years the total invested by the Fund in equity securities has ranged from 73.0% to 91.6%.

The Fund’s equity investment approach emphasizes owning companies in the Fund which it believes offer the best potential for above-average, long-term capital appreciation. The Fund’s equity investment process focuses on identifying companies which have superior revenue, earnings, dividend, free cash flow growth and above-average margins, profitability, and balance sheet quality. Market capitalization or company size is a result of this investment approach rather than an active investment consideration. Historically, the Fund has tended to primarily own larger companies, although at any time, the Fund may own small, medium, or large size companies. The Fund considers small companies to be those with market capitalizations under $1 billion, medium size companies to be those with market capitalizations of $1 billion to $5 billion, and large companies to be those with market capitalizations in excess of $5 billion. The Fund may also invest in common stocks which may be cyclically depressed or undervalued, and therefore, may offer potential for capital appreciation.

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In addition, to generate current income, the Fund may acquire investment grade corporate bonds, debentures, U.S. Treasury bonds and notes, and preferred stocks. Normally, such fixed income securities will not constitute more than 40% of the Fund’s portfolio. Investment grade corporate bonds and preferred stocks must carry, at the time of purchase, a minimum rating of Baa from Moody’s Investor Service, or BBB from Standard & Poor’s Corporation. During the past three years, the total invested by the Fund in debt and preferred stocks has ranged from 8.2% to 26.5%.

The Fund’s maturity strategy with respect to fixed income securities is driven by two considerations. First, the Fund will generally manage the weighted average life of bonds in the portfolio given its perception of where value lies at any point in time on the yield curve. Second, the Fund will manage the weighted average life of the fixed income portfolio based on its intermediate to longer-term outlook for interest rates at any point in time. Over time, the Fund’s weighted average maturity will usually range between 5 and 12 years, with a shorter average maturity reflecting a more conservative posture (i.e., interest rates are near trend low points and expected to rise) or, alternatively, a longer weighted average maturity reflecting a more constructive posture (i.e., interest rates are near trend high points and may be expected to decline). These fixed income policy decisions are made in response to assessments as to the future direction of interest rates.

Convertible debentures and convertible preferred stocks usually carry a rating that is below investment grade for fixed income securities. For the purpose of managing the Fund’s portfolio within the investment policy guidelines, these convertible securities are accorded the status of equities because they may be converted into common stock at the election of the holder. Accordingly, these assets do not fall within the Fund restrictions described in this section limiting the investment of Fund assets to normally no more than 40% in fixed income securities.

The allocation of Fund investments among common stocks and other equity securities and bonds and other debt securities (including U.S. Treasury securities) is based on the Adviser’s judgments about the potential returns and risks of each class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest levels and trends, and fundamental factors (such as price/earnings ratios or growth rates) of individual companies in which the Fund invests.

Under unusual economic or financial market circumstances, the Fund may maintain a substantial part or all of its assets in cash or U.S. Government securities for temporary defensive purposes, and as a result, may not achieve its investment objectives. The Fund may maintain positions in U.S. Government securities (generally U.S. Treasury securities) for as long as such unusual market conditions exist, and the normal limitation that not more than 40% of the Fund’s assets be invested in fixed income securities will not apply. If the Fund takes a temporary defensive position, it may not be able to meet the stated investment objectives.

Except for temporary defensive positions, each investment the Fund makes will be made with the expectation that the security will be held for the long-term. The Fund will not purchase securities with a view toward rapid turnover for capital gains. However, the Adviser may sell securities for short-term or long-term capital gains or losses if new information becomes available or changes in market conditions indicate that selling a security is advisable.

In addition to the investment objectives and policies disclosed above, the Fund adheres to certain other investment policy and selection restrictions which are set forth in the Statement of Additional Information.

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PRINCIPAL RISKS OF INVESTING IN THE FUND

There are risks associated with an investment in the Fund. There is no assurance the Fund will achieve its investment objectives, and the Fund could lose money. It is important that investors closely review and understand these risks before investing in the Fund. These and other risks are described below.

Market Risk

The value of the Fund’s investments will vary from day to day and will reflect, to some degree, general market conditions, interest rates, and national and global political and economic conditions. The Fund’s performance will also be affected by the earnings of companies it invests in, as well as changes in market expectations of such earnings. In the short-term, stock prices and the value of the Fund can fluctuate significantly in response to these factors.

Interest Rate Risk

Fixed income securities are sensitive to changes in interest rates. Generally, the prices of fixed income securities will fall when interest rates rise and rise when interest rates fall. Longer maturity issues can be more sensitive to interest rate changes, meaning the longer the maturity of the issue, the greater the impact a change in interest rates could have on the issue’s price. In addition, short-term and long-term rates do not necessarily move in the same amount or in the same direction. Short-term issues tend to react to changes in short-term interest rates, and long-term issues tend to react to changes in long-term rates.

Credit Risk

The Fund could lose money if the issuer of a bond or other debt security held by the Fund is unable to meet its financial obligations or goes bankrupt. Credit risk applies to most debt issues but generally is not a factor for U.S. Government securities. Adverse changes in the financial condition of an issuer could lower the credit quality of the security, leading to greater volatility in the price of that security.

Asset Allocation Risk

The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the types of assets in which the Fund invests. As an example, the Fund’s investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline, and its relative investment performance would suffer to the extent that a smaller portion of the Fund’s assets were allocated to stocks during a period of rising stock market prices.

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Small and Medium Capitalization Risk

Compared to large capitalization companies, small and medium capitalization companies are more likely to have more limited product lines, fewer capital resources, and more limited management depth. In addition, securities of small and medium capitalization companies are more likely to experience greater price volatility and sharper swings in market values, have limited market trading liquidity, which at times may make it more difficult to sell these securities, especially at prices the Adviser believes appropriate, and offer greater potential for losses.

PAST PERFORMANCE OF FUND

The bar chart and table below show one measure of the risks of investing in the Fund, by showing the Fund’s performance from year to year for the past 10 calendar years and by showing how the average annual total returns of the Fund’s shares for 1, 5, and 10 years compare to those of a broad-based market index. The Fund’s past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return for the Calendar Years Ended December 31

The Fund’s highest and lowest returns for a calendar quarter during the past ten years are a return of     % for the      Quarter   , and      % for the     Quarter    .

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Average Annual Total Returns
(for the periods ended December 31, 2004)

	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes
Return After Taxes on Distributions(1)
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)
S & P 500(3)

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The “Return After Taxes on Distributions and Sales of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the shareholder.

(3)	The S & P 500 Index is a broadly based unmanaged composite of 500 stocks which is widely recognized as representative of price changes for the equity market it general. The performance of the index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below are based on actual expenses incurred for the year ended December 31, 2004.

Shareholder Fees(1)
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

(1)	Although no sales charge or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks, stop payments orders and overnight or priority mail at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged. This amount does not include any wire fee that may be charged by the receiving bank.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.__%
Total Annual Fund Operating Expenses	0.__%

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$ ___	$ ___	$ ___	$ _____

MANAGEMENT OF THE FUND

Investment Adviser

Bridges Investment Management, Inc. (“BIM”) provides investment services to the Fund and attempts to manage the investments of the Fund’s assets in a manner that is consistent with its investment objectives, policies, and restrictions. BIM has been managing the Fund’s investments since April 2004. The firm renders portfolio investment securities advice to individuals, personal trusts, pension, and profit sharing accounts, IRA rollovers, charitable organizations and foundations, corporations, and other account classifications. BIM is located at 8401 West Dodge Road, Omaha, Nebraska 68114.

From the commencement of the Fund in April 1963 until April 2004, Bridges Investment Counsel, Inc. (“BIC”) served as the Fund’s investment adviser. The terms of the investment advisory agreement with BIM are substantially similar to the prior advisory agreement with BIC and are identical with respect to compensation to be paid by the Fund to the Adviser for advisory services. The executive officers of BIM are substantially the same as those of BIC. Edson L. Bridges III, who has been responsible for the day-to-day management of the Fund’s portfolio since April 11, 1997, is President of BIM and will continue such responsibility.

Under an advisory agreement between the Fund and BIM, the Fund pays BIM fees at an annualized rate of 0.50% of the Fund’s average net assets. In addition, the Fund pays BIM an annual fee not to exceed $42,000 for providing administrative services to the Fund. This administrative service fee was approved by the Board of Directors effective October 1, 2004 and accordingly, BIM received $10,500 from the Fund in 2004. This is the only compensation received by BIM from the Fund. Under its investment advisory agreement with the Fund, BIM pays the costs of maintaining the registration of shares of the Fund under federal and applicable state securities laws. Prior to October 1, 2004, the Fund paid BIC an annual fee of $20,000 for certain administrative services. BIC received $15,000 in administrative services fees in 2004.

Portfolio Managers

Mr. Edson L. Bridges III, CFA, President and Chief Executive Officer of the Fund and President and Chief Executive Officer of Bridges Investment Management, Inc., is responsible for the day-to-day operation of the Fund’s portfolio. Mr. Bridges III dedicates his professional efforts toward security research and portfolio management for Bridges Investment Management, Inc. and Bridges Investment Counsel, Inc. Mr. Bridges III has been employed in these areas of responsibility for all clients, including Bridges Investment Fund, Inc., for more than 21 years.

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Mr. Edson L. Bridges II, CFA, Chairman of the Fund and Executive Administrator of Bridges Investment Management, Inc., served as the portfolio manager for almost 34 years from July 1, 1963 through April 13, 1997. He is available to be a back-up person with respect to the operation of the Fund’s portfolio whenever the assumption of that responsibility is appropriate or required. Mr. Bridges’ career as an investment adviser covers a span of more than 45 years.

Mr. Brian M. Kirkpatrick, CFA, Vice President of the Fund and Vice President of Bridges Investment Management, Inc., is capable for assuming portfolio management responsibilities of the Fund in instances where his decisions would be needed. Mr. Kirkpatrick has a more than 12-year career with Bridges Investment Counsel, Inc.

Investment selections made by Bridges Investment Management, Inc. for the Fund are predicated upon research into general economic trends, studies of financial markets, and industry and company analyses. The firm obtains its security analysis information from several financial research organizations, which restrict the release of their reports primarily to institutional users such as banks, insurance companies, investment counselors, and trust companies.

FUND SHAREHOLDER INFORMATION

Capital Structure of Fund

The Fund’s capital structure consists of one class of 6,000,000 authorized shares (par value of one dollar per share). Fund shares have equal rights as to voting, redemption, dividends, and liquidation, with cumulative voting for the election of directors. The shares are redeemable on written demand of the holder and are transferable. The shares have no preemptive or conversion rights and are not subject to assessment. Fractional shares have the same rights proportionately as full shares. The Fund is not authorized to issue any preferred stock or other senior securities.

Valuing Fund Shares

Shares of the Fund are purchased and redeemed at the net asset value (“NAV”) per share next determined following acceptance of your order by the Fund or its authorized agent. The Fund calculates its NAV at the close of daily trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time (3:00 p.m. Central Time), each day the NYSE is open for trading. The NAV of the Fund is obtained by dividing the value of the Fund’s net assets by the total number of shares outstanding.

The calculation of the Fund’s net assets is based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from Interactive Data Corporation (“IDC”) which uses reported last sales prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities for which IDC does not provide a market value, IDC provides a market value that in the judgment of the Adviser does not represent fair value, or the Adviser believes is stale, will be valued at a fair value under procedures adopted by the Fund’s Board of Directors. Securities with less than 60 days to maturity are valued using the amortized cost method.

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Fair Value Pricing

If market quotations do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects fair value. The Board of Directors has also developed procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation, or provides a valuation that in the judgment of the Adviser does not represent fair value. The Fund may also fair value a security if the Fund or the Adviser believes that the market price is stale.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service or based on market quotations.

INVESTING IN THE FUND
Account Options

The Fund has several account options available including:

•	Uniform Transfers (Gifts) to Minor accounts;
•	Accounts for corporations or partnerships;
•	Prototype Retirement Plans for small businesses, including sole proprietors, partnerships and corporations;
•	Traditional Individual Retirement Accounts (“IRAs”);
•	Roth IRAs;
•	Coverdell Educational Savings Accounts; and
•	Simplified Employee Pension (“SEPs”).

Persons who have access to the Fund’s office in Omaha, Nebraska, may obtain the appropriate disclosure document, applicable forms or receive additional assistance regarding account options at that location, or you may contact the Fund at 1-866-934-4700.

Minimum Investment

The Board of Directors of the Fund has established a minimum of $1,000 for an initial investment and $250 for any subsequent investment in the Fund. The Fund, at its discretion, may waive these minimums.

Once the minimum initial investment of $1,000 has been made, you may choose to use the Fund’s Automatic Investment Plan (described below) for subsequent investments. The minimum monthly investment is $100. At its discretion, the Fund may also waive this minimum.

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Purchasing Shares

Shares of the Fund are purchased at the NAV per share next determined following the receipt of your order in proper form by the Fund or its authorized agent. Proper form means that your purchase is complete and contains all necessary information including supporting documentation (such as Account Applications, trust documents, beneficiary designations, proper signatures and signature guarantees where applicable, etc.) and is accompanied by sufficient funds to pay for your investment. Persons who have access to the Fund’s office in Omaha, Nebraska, may seek and receive assistance regarding whether your purchase is in proper form at the location indicated below, or you may contact the Fund at 1-866-934-4700.

Nancy K. Dodge, Treasurer
8401 West Dodge Road
256 Durham Plaza
Omaha, Nebraska 68114
402-397-4700

E-mail to: fund@bridgesinv.com

By Mail:

Initial Purchases

To purchase Fund shares you must complete and sign the Account Application form, which is sent with this Prospectus, or may be obtained from the offices of the Fund, or from the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC. Please review the Account Application form for detailed information for executing and completing a purchase of shares of the Fund. The completed Account Application form and a check made payable to Bridges Investment Fund, Inc. or other means of payment to the Fund should be sent to the Fund’s transfer agent as indicated below:

By Mail	By Overnight Or Express Mail
Bridges Investment Fund, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Bridges Investment Fund, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd floor Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

With respect to purchases of Fund shares, the following conditions will apply:

(1)	All of your purchases must be made in U.S. dollars, and the check(s) must be drawn on U.S. banks;

(2)	No third party checks will be accepted;

(3)	The Fund does not accept currency, cashier’s checks, money orders, U.S. Treasury checks, credit card checks or starter checks to purchase Fund shares; and

(4)	If your purchase transaction is cancelled due to nonpayment, or your check does not clear, you will be held responsible for any loss the Fund or the Adviser incur and you will be subject to a returned check fee of $25. This $25 returned check fee may be debited from your account with the Fund if you do not otherwise pay the Fund such fee.

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Subsequent Purchases

Subsequent investments may be made in the same manner as an initial purchase, but you need not include an Application. When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check the name of the Fund, the exact title of the account, your address, and your Fund account number.

By Bank Wire Transfer:

Initial Investment

To avoid a delay in the purchase of Fund shares by check, you should consider buying shares by bank wire transfer. To make an initial purchase by wire:

•	Call Bridges Investment Fund, Inc. at 1-866-934-4700 to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.

•	Upon receipt of your Account Application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.

•	You may then contact your bank to initiate the wire using the instructions you were given.

Subsequent Investments

Before sending your wire, please contact the Fund at 1-866-934-4700 to advise them of your intent to wire. This will ensure prompt and accurate credit upon receipt of your wire.

•	Contact your bank to initiate the wire using the following instructions:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number. 112-952-137
For further credit to the Bridges Investment Fund, Inc.
(Your name)
(Your account number)

•	Your bank may charge a fee for such service.

Purchase Through a Broker

You can purchase shares at net asset value through a broker that has a relationship with the Distributor. Quasar Distributors, LLC (“Quasar” or “Distributor”) will serve as the distributor of the Fund’s shares. The Distributor is located at 615 East Michigan Street, Milwaukee, WI 53202.

If you buy shares through a broker, the broker is responsible for forwarding your order to the transfer agent in a timely manner. If you place an order with a broker that has a relationship with the Distributor and/or the Fund by 3:00 p.m. (Central Time) on a day when the NYSE is open for regular trading, you will receive that day’s price and be invested in the Fund that day. You may add to an account established through any broker either by contacting your broker or the Fund’s transfer agent by using one of the methods above. Your broker may charge a fee for processing purchases of the Fund’s shares.

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Automatic Investment Plan

The Fund’s Automatic Investment Plan is available to existing shareholders of the Fund or new shareholders that satisfy the Fund’s minimum initial investment of $1,000.

New shareholders electing to participate in the Fund’s Automatic Investment Plan should complete the Automatic Investment Plan section on the Fund’s Account Application. Existing shareholders should contact the Fund to obtain instructions for adding this option to your previously established account. All participants will be required to provide a voided check to initiate an Automatic Investment Plan.

A minimum monthly transfer of $100 is required to participate in the Automatic Investment Plan. You will be assessed a $25 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason. You may terminate your participation in the Fund’s Automatic Investment Plan at any time by written instruction to the Fund. In addition, if you redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated.

Persons who are accessible to the Fund’s office in Omaha, Nebraska, may seek and receive assistance in setting up an Automatic Investment Plan at that location, or you may contact the Fund at 1-866-934-4700.

Additional Account Policies

To help government agencies fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Fund, to obtain, verify, and record information that identifies each person who opens an account. As requested on your Account Application, you must supply your name, date of birth, social security number, permanent street address and other information that will allow identification of persons opening an account. Mailing addresses containing a P.O. Box may not be accepted. Federal law prohibits the Fund and other financial institutions from opening accounts unless the minimum identifying information described above is received, and the Fund can verify the identity of the new account owner. The Fund may be required to delay the opening of a new account, not open a new account, close an existing account or take other steps deemed reasonable if the Fund is unable to verify the identity of a person opening an account with the Fund. Please contact the Fund’s transfer agent at 1-866-934-4700 if you need additional assistance when completing your application.

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Keep in mind that if we do not verify the identity of a customer through reasonable means, the account will be rejected or the customer will not be allowed to perform a transaction in the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

It is the policy of the Fund not to accept orders for Fund shares under circumstances or in amounts considered to be disadvantageous to existing shareholders, and the Fund reserves the right to suspend the offering of shares for a period of time. Account Applications will only be accepted from residents of states in which the Fund shares have been registered or otherwise qualified for offer and sale.

SELLING SHARES OF THE FUND

You may redeem your shares of the Fund directly at any time by sending a letter of instruction signed by all account holders to:

Bridges Investment Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd floor
Milwaukee, Wisconsin 53202.

Shares of the Fund will be redeemed at the NAV per share next determined following the receipt of your letter of instruction in proper form by the Fund or its authorized agent. Proper form means that your letter of instruction is complete, contains all necessary information including supporting documentation (additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries, surviving joint owners, and shares held in Plan accounts) and has been signed by all account holders. Persons who are accessible to the Fund’s office in Omaha, Nebraska, may seek and receive assistance at that location to complete redemption transactions or you may contact the Fund at 1-866-934-4700.

Signature Guarantees

Signature guarantees are required for all requests to redeem shares with a value of more than $10,000 or if the redemption proceeds are to be mailed to an address other than that shown in your account registration. Signatures can be guaranteed by either a financial or banking institution whose deposits are insured by the Federal Deposit Insurance Corporation or by a brokerage firm which is a member of any exchange as defined in the fidelity insuring bond carried by the Fund with ICI Mutual Insurance Company. The Fund and its Transfer Agent will also recognize guarantors that participate in the Securities Transfer Agents Medallion Program (STAMP). The signature(s) should be in the name(s) of the stockholder as shown on the stock transfer records maintained by U.S. Bancorp Fund Services, LLC for the Fund. NOTARIZED SIGNATURES ARE NOT GUARANTEED SIGNATURES AND WILL NOT BE ACCEPTED BY THE FUND.

Sale Proceeds

In most instances, payment for shares redeemed will be made within one or two days but not later than seven days from the time the Fund receives your written request in proper form. For investments that have been made by check, payment for redemptions may be delayed until the Fund is reasonably satisfied that the purchase payment has been collected, which may take up to 12 business days.

The Fund sends checks for redemption proceeds via regular mail. The Fund will send redemption checks by overnight or priority mail upon request and at investor’s expense. The Fund will also wire redemption proceeds to your bank upon request for a $15 wire fee. The Fund will normally wire redemption proceeds to your bank the next business day after receiving the redemption request in proper form, including the signature guarantee. You are also responsible for any fee that your bank may charge for receiving wires.

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Redemptions Through a Broker

You may redeem shares at net asset value through a broker that has a relationship with the Distributor. If you sell shares through a broker, the broker is responsible for forwarding your order to the transfer agent in a timely manner. If you place an order with a broker that has a relationship with the Distributor and/or the Fund by 3:00 p.m. (Central Time) on a day when the NYSE is open for regular trading, you will receive that day’s price. Generally, payment is directed to your brokerage account normally within three business days after a broker places your redemption order. Your broker may charge a fee for processing redemption requests.

Additional Redemption Policies

Redemption privileges and payments may be suspended during periods when the New York Stock Exchange is closed (other than weekends and holiday closings) or trading thereon is restricted, or for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or for such other periods as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Fund. The Securities and Exchange Commission shall determine when trading on the New York Stock Exchange is restricted and when an emergency exists.

FREQUENT TRADING OR MARKET TIMING

The Fund has a long-term investment outlook and generally undertakes a “buy and hold” strategy in order to reduce turnover and maximize after-tax returns. Frequent trading or market timing, which the Fund generally defines as engaging in more than four transactions out of the Fund within a calendar year, can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. Therefore, the Fund does not believe it is in the interests of its shareholders to accommodate market timing and has adopted policies and procedures designed to combat these practices.

To discourage market timing activity, the Fund may restrict or refuse purchases or exchanges by market timers. The Fund reserves the right to reject any purchase or exchange request that the Fund regards as disruptive to efficient portfolio management.

The Fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by the Fund in its sole discretion. Investors who engage in abusive trading practices will be notified of the Fund’s adverse view of market timing, and the Fund may terminate these relationships. In making such judgments, the Fund will seek to act in a manner that it believes is consistent with the best interests of shareholders. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.

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Furthermore, due to the complexity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Fund does not have access to the underlying shareholder account information. However, the Fund and financial intermediaries attempt to monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”). The SAI is available by contacting the Fund at 1-866-934-4700.

DISTRIBUTIONS AND TAXES

Distributions

The Fund will distribute to shareholders substantially all of the net income and net capital gains (collectively “distributions”), if any, realized from the sale of securities. Dividends will be paid on or about the last business day of March, June, September and December. Shareholders will be advised as to the source or sources of each distribution. A year-end payment of capital gains, if any amounts are earned between November 1 and October 31 in any given year, will be paid on or before December 31 to meet a special requirement of the Tax Reform Act of 1986 (“1986 Act”). The Fund must declare a dividend amount payable before January 31 of the next year on December 31 in order to remit at least 98% of the net investment income for the calendar year to comply with the provisions of the 1986 Act. The amount of any distributions will depend upon and vary with changes in interest rates, dividend yields, investment selections of the Fund and many other unpredictable factors.

Distributions Options

The Fund offers the following options with respect to distributions, if any, on capital stock held by you in the Fund.

(1)     Reinvestment Option: You may elect to have all dividends and capital gains distributions automatically reinvested at NAV in additional shares of the Fund. If you do not indicate a choice on the Account Application, you will be assigned this option. Shares purchased under this option are entered on the stock transfer records maintained by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC. Written notice will be sent to shareholders electing this option showing the shareholder’s holdings in the Fund, both prior to and after the reinvestment, as well as the dollar amount of the dividend or capital gains reinvestment and the Net Asset Value in effect for the purchases.

(2)   Cash Option: You may elect to be sent a check for all Fund dividend and capital gain distributions, or alternatively, only dividend distributions or capital gains distributions. If you elect any of these alternatives, you must check the appropriate box(es) on the Account Application. Cash distribution checks are typically mailed to shareholders within two days, but not later than seven days after payment. Please note that the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

You may change your previously selected distribution option from time to time by written instruction to the Fund indicating your new distribution option. If you elect to receive distributions and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s current net asset value, and to reinvest all subsequent distributions.

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Tax Consequences

The following discussion of taxes is for general information only. You should consult with your own tax adviser about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund has complied with special provisions of the Internal Revenue Code pertaining to investment companies so that the Fund will not pay federal income taxes on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive. As a shareholder, you are subject to federal income tax on distribution of investment income and on short-term capital gains which are treated as ordinary income. Other capital gain distributions will be taxable to you at different maximum rates, depending upon their source and other factors. Dividends are taxable either as ordinary income, or, if so designated by the Fund, and provided that certain holding period and other requirements are met by both the Fund and the shareholder, taxable as “qualified dividend income” to individual shareholders at a maximum 15% U.S. federal income tax rate. Dividends and distributions are generally taxable regardless of whether you take payment in cash or reinvest them to buy additional Fund shares.

As with all mutual funds, the Fund will be required to withhold 28% of taxable distributions payable to you for payment of federal income taxes, unless the Fund receives from you a Form W-9 election indicating you are not subject to back-up withholding. The Form W-9 will be supplied to new shareholders by U.S. Bancorp Fund Services, LLC at the time of initial subscription to shares of the Fund. You will be required to provide certain pertinent information on the Form W-9 or the Fund Account Application, including your social security or tax identification number.

There may be tax consequences to you upon the redemption (sale) of your Fund shares. You generally have a capital gain or loss from a disposition of shares. The amount of gain or loss and the tax rate will depend primarily upon how much you paid for your shares, the redemption (sale) price, and how long you held the shares.

Shareholders who are tax-exempt entities with respect to federal and state income taxes will not be subject to tax on the income and capital gains distributions from the Fund. If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

The Fund, through an annual tax information letter and quarterly shareholder reports, will inform you of the amount and generic nature of such income and capital gains. U.S. Bancorp Fund Services, LLC, through the annual Form 1099 or its substitute equivalent, will provide a report for each individual account within an appropriate time frame after the close of the Fund’s fiscal year.

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INQUIRIES

Shareholder inquiries for information or assistance in handling administrative matters should be directed to either:

Bridges Investment Fund, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 1-866-934-4700	OR	Bridges Investment Fund, Inc. Nancy K. Dodge, Treasurer 8401 West Dodge Road 256 Durham Plaza Omaha, Nebraska 68114 402-397-4700 E-mail to: fund@bridgesinv.com

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 2002 through December 31, 2004 has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included the Annual Report, which is available upon request. The information for the prior years was audited by a different firm.

	Years Ended December 31,
	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Year	$31.04	$23.05	$31.05	$38.59	$46.24

Operations
Net Investment Income(1)	0.31	0.24	0.20	0.26	0.40
Net Realized and Unrealized Gain (Loss) on Investment Securities	2.27	7.99	(8.00)	(7.54)	(6.84)
Total From Operations	$2.58	$8.23	$(7.80)	$(7.28)	$(6.44)

Less Distributions
From Net Investment Income	$(0.31)	$(0.24)	$(0.20)	$(0.26)	$(0.40)
From Net Realized Gains	-	-	-	-	(0.81)
Total Distributions	$(0.31)	$(0.24)	$(0.20)	$(0.26)	$(1.21)

Net Asset Value, End of Year	$33.31	$31.04	$23.05	$31.05	$38.59

Total Return	8.36%	35.83%	(25.13)%	(18.89)%	(14.09)%

Ratios/Supplemental Data

Net Assets, End of Year (000s omitted)	$74,282	$62,586	$45,855	$60,245	$71,412
Ratio of Expenses to Average Net Assets	0.85%	0.89%	0.85%	0.79%	0.72%
Ratio of Net Income to Average Net Assets	0.98%	0.91%	0.79%	0.79%	0.95%
Portfolio Turnover Rate	17%	26%	23%	14%	19%
(1)     Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.

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BRIDGES INVESTMENT FUND, INC.

8401 West Dodge Road
256 Durham Plaza
Omaha, Nebraska 68114
(402) 397-4700

PROSPECTUS

April 29, 2005

Capital Stock

Additional information about the Fund and its investment policies is contained in the Fund’s SAI. The SAI is incorporated in this Prospectus by reference (meaning it is legally a part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You can get free copies of the SAI, The Annual and Semi-Annual Reports, request other information about the Fund, and receive answers to your questions about the Fund by contacting:

Bridges Investment Fund, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 1-866-934-4700	OR	Bridges Investment Fund, Inc. Nancy K. Dodge, Treasurer 8401 West Dodge Road 256 Durham Plaza Omaha, Nebraska 68114 402-397-4700 E-mail to: fund@bridgesinv.com

Further information about the fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Website ( http://www.sec.gov ) or copies can be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by sending an e-mail to publicinfo@sec.gov.

Investment Company Act File No. 811-1209

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Subject to Completion, Dated February 25, 2005

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

BRIDGES INVESTMENT FUND, INC.

8401 West Dodge Road

Omaha, Nebraska 68114

(402) 397-4700

(866) 934-4700

April 29, 2005

STATEMENT OF ADDITIONAL INFORMATION

Capital Stock

This Statement of Additional Information (“SAI”) dated April 29, 2005 is not a Prospectus. It should be read in conjunction with the Prospectus of Bridges Investment Fund, Inc. (the “Fund”) dated- April 29, 2005. This SAI is incorporated by reference into the Fund’s Prospectus. In other words, it is legally part of the Fund’s Prospectus. The financial statements for the Fund for the year ended December 31, 2004, are herein incorporated by reference to the Fund’s Annual Report to Shareholders dated December 31, 2004. To receive a copy of the Prospectus or annual or semi-annual reports to shareholders, without charge, write or call the Fund at the address or telephone written above.

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FUND HISTORY AND CLASSIFICATION

The Fund is a Nebraska corporation organized on March 20, 1963 and is registered with the Securities and Exchange Commission (“SEC” or the “Commission”) as an open-end, diversified investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced investment operations on July 1, 1963, and shares of Capital Stock were first sold to the general public on December 7, 1963. The Fund has conducted its business continuously since that year.

INVESTMENT POLICIES, STRATEGIES AND RISKS

The sections below describe, in greater detail than in the Fund’s Prospectus, some of the different types of investments which may be made by the Fund and the different investment practices in which the Fund may engage.

Equities

Common Stocks

The Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Convertible securities are accorded the status of equities by the Fund because they may be converted into common stock at the election of the holder.

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Fixed Income Securities

The Fund may invest in a wide range of fixed-income securities.

The Fund may invest in investment grade corporate bonds, debentures, U.S. Treasury bonds and notes, and preferred stocks (collectively “investment grade securities”). Investment grade securities are those rated BBB or better by Standard & Poor’s (“S&P”), or Baa or better by Moody’s. Subject to the limitation below, the Fund may also invest in lower-rated or high yield debt securities (commonly known as “junk bonds”), and the Fund may purchase bonds, debentures, and preferred stocks which have one or more interest or dividend payments in arrears, but, nevertheless, offer prospects of resuming the payment of the arrearage plus the current income rate. Such securities may offer a significant price improvement from a depressed level, thereby creating a capital gain potential similar to the advancement possible for common stock selections. The risk of owning this type of security is that income payments will not be resumed or that the principal will never be repaid.

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

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Junk Bonds

“Junk Bonds” generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. The Fund will not necessarily dispose of a security when its rating is reduced below the rating it carried at the time of purchase.

The Fund will not purchase junk bonds that have a credit quality rating lower than CC/Ca2 by either S&P or Moody’s, respectively, at the time of their acquisition for the Fund’s portfolio. The Fund will limit its investments in junk bonds to no more than 5% of its assets, determined at the time of purchase.

The purchase of junk bonds is not a principal strategy of the Fund.

Payment-In-Kind Securities and Strips

Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though such securities do not pay current interest in cash, the Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments to satisfy distribution requirements. The Fund may also invest in strips, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in kind securities, strips are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

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Preferred Stock

The Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership but does not have the seniority of a bond, and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

U.S. Government Securities

U.S. Government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years), Treasury Bonds (which generally have maturities of more than 10 years) and U.S. agency securities (which have a variety of maturities). All Treasury securities are backed by the full faith and credit of the United States, whereas U.S. agency securities are not always supported by the full faith and credit of the United States. While the Fund may invest in U.S. Government securities of any type, the Fund primarily invests in Treasury securities.

Yields on short-, intermediate- and long-term U.S. Government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund’s portfolio investments in U.S. Government securities, while a decline in interest rates generally would increase the market value of the Fund’s portfolio investments in these securities.

Zero-Coupon Securities

Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, the Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

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Foreign Securities

The Fund may purchase investments in securities of foreign issuers, provided that the market value of such securities will not exceed 10% of the Fund’s total assets, and such securities are traded as American Depository Receipts (“ADRs”). ADRs are U.S. dollar denominated receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange). ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

The purchase of foreign securities is not a principal strategy of the Fund.

Covered Call Options

The Fund may write (sell) covered call options on equity securities. Covered call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. A call option written by the Fund is “covered” if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.

As a writer of a call option, the Fund receives a premium less a commission and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

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The Fund, as a writer of a call option, may have no control over when the underlying securities must be sold because it may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause the Fund to forego future appreciation of the securities covered by the option. Whether an option expires unexercised, the Fund retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the Fund experiences a profit or loss from the sale of the underlying security. Thus, during the option period, the Fund gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security decline.

The Fund may write call options against shares held in its securities portfolio that trade on the American Stock Exchange, Inc., the Chicago Board Options Exchange, Incorporated, the Pacific Stock Exchange Incorporated, and the Philadelphia Stock Exchange, provided that any such call options will be limited to shares of common stocks which have an aggregate market value of less than 10% of the total value of the Fund’s assets at the time of the transaction, and further provided that not more than one-half of the shares held in any one issuer will be eligible for the writing of such call options. The Fund may purchase a call option with terms identical to a call option which has been previously written in order to liquidate or close an existing call option position.

The writing of covered call options is not a principal strategy of the Fund.

Investments in Other Investment Companies

The Fund may invest in the securities of other investment companies. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

The Fund intends to limit its investments in securities issued by other investment companies in accordance with the 1940 Act. Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If the Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund proportionate to the vote of all other holders of such security. In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.

The investment in other investment companies is not a principal strategy of the Fund.

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Other Investment Policies, Strategies, and Risks

Temporary Defensive Positions

During periods of unusual economic or financial market circumstances, the Fund may maintain a substantial part or all of its assets in cash or U.S. Government securities, generally U.S. Treasury securities.

Turnover

Turnover measures the percentage of a fund’s total portfolio market value that was purchased or sold during the period. A fund’s turnover rate provides an indication of how transaction costs (which are not included in a fund’s expenses), may affect a fund’s performance. Also, funds with a high turnover may be more likely to distribute capital gains that may be taxable to shareholders.

The Fund makes each investment with the expectation that the security acquired will be held for the long term. The Fund will not purchase securities with a view towards rapid turnover for capital gains. Therefore, the Fund does not expect there to be material changes in its turnover rate. In the 10 years ending December 31, 2004, the portfolio turnover rate for the Fund ranged from a high of 26% in 2003 to a low of 7% in 1995. The median portfolio turnover for the past 10 years was 16% and the average portfolio turnover for such period was 16.2%. The Fund’s portfolio turnover rate for 2003 and 2004 was 26% and 17%, respectively. However, portfolio turnover rates could increase significantly in order to respond to turbulent conditions in the securities market.

INVESTMENT LIMITATIONS

In addition to the investment policies and limitations described above and in the Prospectus, the Fund has adopted the following investment limitations, which are fundamental policies and cannot be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, the approval of a majority of the outstanding voting securities of the Fund requires the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

9

The Fund shall not:

1.	Concentrate its investments in a particular industry or group of related industries by committing more than 25% of total assets to securities in any one industry or group of related industries.

2.	Make investments which will cause more than 5% of the Fund’s total assets (at the time of purchase) to be invested in the securities of any one issuer, except for investments in U.S. Government securities.

3.	Acquire more than 10% of the voting stock of any one issuer and 10% of any one class of the outstanding securities of any one issuer through initial or subsequent investments. For the purposes of this restriction, all kinds of securities of a company representing debt are considered as a single class irrespective of their differences, and all kinds of preferred stock of a company are considered a single class irrespective of their differences.

4.	Make investments which will cause more than 5% of the value of its total assets (at the time of purchase) to be invested in securities of issuers which have a record of less than three years of operation.

5.	Issue any preferred stock or other senior securities.

6.	Invest in companies for the purpose of exercising control or management.

7.	Invest outside of the area of securities or purchase or sell real estate, commodities or commodity contracts.

8.	Make loans to other persons. (The acquisition of a portion of an issue of publicly distributed bonds, debentures, or other debt securities is not to be considered the making of a loan.)

9.	Borrow money, pledge, or mortgage its assets, except as a temporary measure, in which event total borrowings shall not exceed 10% of the value of its total assets. The Fund has never exercised the option to borrow money as a temporary measure.

10.	Purchase securities on margin or make short sales.

11.	Engage in the underwriting of the securities of other issuers.

12.	Purchase restricted or non-registered securities.

13.	Purchase or sell put or call options, except the Fund may write or sell covered call options as described above.

14.	Invest in securities of other investment companies, except by purchase in open market, where no commission or profit to a sponsor or dealer results from such purchase other than a customary broker’s commission, or where the acquisition is part of a plan or merger or consolidation.

10

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund has adopted portfolio disclosure policies (“Policies”) that govern the timing and circumstances of the disclosure of the Fund’s portfolio holdings to any person to ensure that such disclosure is in the best interests of the Fund’s shareholders. Bridges Investment Management, Inc., the Fund’s investment adviser (“Adviser”), has also adopted the Fund’s Policies with respect to the disclosure of the Fund’s portfolio holdings. In creating the Policies, the Adviser and the Board of Directors considered actual and potential material conflicts that could arise between the interests of Fund shareholders, the Adviser, distributor, or any other affiliated person of the Fund. The Policies authorize the Fund’s President or Chief Compliance Officer (“CCO”) to consider and approve the dissemination of the Fund’s portfolio holdings to persons with a legitimate business purpose for the information after considering the best interests of the Fund’s shareholders and potential conflicts in making such disclosures. All disclosures of the Fund’s portfolio holdings made pursuant to these Policies shall be reported to the Fund’s CCO to facilitate periodic reporting to the Board of Directors.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of each fiscal quarter-end in the Annual Report and Semi-Annual Report to Fund’s shareholders and in the quarterly holdings reports on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In accordance with the Policies, disclosure may also be made to respond to a regulatory request, court order or other legal proceeding.

The Fund’s portfolio holdings may be disclosed between and among the following persons (collectively “Internal Parties”) for legitimate business purposes within the scope of their official duties and responsibilities, subject to the continuing legal duties of confidentiality and not to trade on the basis of any material nonpublic information imposed under any applicable codes of ethics, laws, rules and regulations:

•	The Fund’s Board of Directors;
•	The Adviser;
•	The distributor, fund accountant, sub-administrator, transfer agent, or custodian to the Fund; and
•	An accounting firm or legal counsel hired by the Fund, the Adviser, or the Board of Directors.

The Internal Parties may receive the Fund’s portfolio holdings as frequently as daily, with no lag. The Board of Directors believes that its policy regarding disclosure to Internal Parties is sufficient to provide the Fund and its shareholders with adequate protection.

The Fund’s portfolio holdings may also be disclosed with a legitimate business purpose at times deemed necessary and appropriate to rating and ranking organizations, statistical or consulting agencies, pricing services, financial printers, proxy voting service providers and other third parties (collectively “Third Parties”) that provide services to the Fund and/or Internal Parties. All Third Parties that receive the Fund’s portfolio holdings are subject to the continuing legal duties of confidentiality and not to trade on the basis of any material nonpublic information imposed under any applicable codes of ethics, laws, rules and regulations. The frequency and lag with which the Fund’s portfolio holdings may be disclosed to Third Parties is determined based on the facts and circumstances of the business purpose for the disclosure. Generally, the Fund provides rating and ranking organizations, such as Lipper, Morningstar, Standard & Poor’s, and Bloomberg, with its portfolio holdings on a quarterly basis with a lag of 5 to 10 business days following the end of the quarter.

11

No person is authorized to pay or receive any compensation or other consideration, including any agreement to maintain assets in the Fund or other accounts managed by the Adviser or by any affiliated person of the Adviser, for the purpose of obtaining the Fund’s portfolio holdings.

Any suspected breach of these Policies shall be reported immediately to the Fund’s CCO or in the CCO’s absence, to the Fund’s President. Annually, the Fund’s CCO shall provide a compliance report to the Fund’s Board of Directors regarding the operation of these Policies in accordance with the Fund’s Compliance Program Policies and Procedures (of which these Policies and the Codes of Ethics are a part).

There is no assurance that the Fund’s Policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of such holdings information. The Board of Directors reserves the right to amend the Policies at any time, without prior notice, in their sole discretion.

MANAGEMENT OF THE FUND

Directors and Officers

The Board of Directors of the Fund is responsible for the management of the business affairs of the Fund. The Fund’s officers, who are chosen by and accountable to the Board of Directors, handle the day-to-day operation of the Fund.

The following table is a list of the Directors and officers of the Fund, their age, business address and principal occupation during the past five years, any affiliation with the Fund’s Adviser, the length of service to the Fund, the names of any entities other than the Fund where they hold a position on the board of directors. Unless otherwise noted, an individual’s business address is 256 Durham Plaza, 8401 West Dodge Road, Omaha, Nebraska, 68114.

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Non-Interested/Independent Directors
Name, Address (if applicable) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Trusteeships/ Directorships Held by Director
N. Phillips Dodge, Jr. Age: 68	Director	One Year; Since 1983	President, N. P. Dodge Company, 1978-present	American States Water Company*; Omaha Public Power District
John W. Estabrook Age: 77	Director	One Year; Since 1979	Retired since 1992; previously was President and Chief Administrative Officer of Nebraska Methodist Hospital from 1959-1987 and President of Nebraska Methodist Health System from 1987-1992	Provident Trust Company; Nebraska Methodist Hospital Foundation
Jon D. Hoffmaster Age: 56	Director	One Year; Since 1993
Retired since 1998; previously was
President and Chief Operating
Officer, Chief Financial Officer,
Executive Vice President of InfoUSA
from 1987-1998 and President and
Chief Executive Officer of First
National Bank of Bellevue, Nebraska
from 1980-1987
None
John J. Koraleski(1) Age: 54	Director	One Year; Since 1995	Executive Vice President-Marketing & Sales, Union Pacific Railroad Company, 1999-present; has been serving Union Pacific Railroad Company in various capacities since 1972	Union Pacific Foundation
Gary L. Petersen Age: 61	Director	One Year; Since 1987	Retired since 1986; previously was President of Petersen Manufacturing Co. Inc. from 1979-1986, prior to becoming President, served Petersen Manufacturing in various capacities beginning in 1966	None

13

Non-Interested/Independent Directors
Name, Address (if applicable) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Trusteeships/ Directorships Held by Director
John T. Reed Age: 61	Director	One Year; Since 1999	Retired since 2004; previously was an officer with McCarthy Group, Inc. and HMG Properties; Partner of Arthur Andersen, LLP, 1964-1996	HMG Properties; Level 3 Communications, Inc.*; Alegent Health; McCarthy Group, Inc.
Roy A. Smith Age: 70	Director	One Year; Since 1976	President, Old Mill Toyota, ____-present; President, H.P. Smith Motors , Inc., ____-1997	Mid City Bank of Omaha
Janice D. Stoney Age: 64	Director	One Year; Since 1999
Retired since 1992; previously was
Executive Vice President of Total
Quality System, US WEST
Communications 1991-1992 and
held various other executive level
positions throughout her 30 year
career in the telecommunications industry
Whirlpool Corporation*; The Williams Companies, Inc.*
L.B. Thomas Age: 68	Director	One Year; Since 1992	Retired since 1996; previously was Senior Vice President, Risk Officer and Corporate Secretary of ConAgra, Inc. and held various other executive level positions at ConAgra from 1960-1996	Lozier Corp.; Exchange Bank of Mound City; Nebraska Methodist Health Systems
John K. Wilson Age: 50	Director	One Year; Since 1999	President, Durham Resources, LLC, 1994-present; has been serving Durham Resources in various capacities since 1983	MDU Resources Group, Inc.*
*	Indicates publicly traded company or investment company.
(1)	Mr. Koraleski serves as the Lead Independent Director.

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Interested Directors
Name, Address (if applicable) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Trusteeships/ Directorships Held by Director
Edson L. Bridges II(1) Age: 72	Chairman President Chief Executive Officer Director	One Year; Since 1997 One Year; From 1970-1997 One Year; From 1997-2004 One Year; Since 1963
President, Bridges Investment
Counsel, Inc.,
1970-present; President, Bridges
Investor
Services, Inc., 1987-present; President,
Provident Trust Company, 1992-present;
Executive Administrator, Bridges
Investment Management, Inc.,
1994-present

Bridges Investment Management, Inc.; Bridges Investment Counsel, Inc.; Bridges Investor Services, Inc.; N.P. Dodge Company; Airlite Plastics Company; Provident Trust Company; Store Kraft Manufacturing Company; West Omaha Land & Cattle Company

Edson L. Bridges III(2) Age: 46	President Chief Executive Officer Chief Investment Officer Director	One Year; Since 1997 One Year; Since 2004 One Year; Since 2004 One Year; Since 1991
President, Bridges Investment
Management, Inc., 1994-present;
Executive Vice President,
Bridges Investment Counsel, Inc.,
1993-present; held various other
professional level positions
at Bridges Investment Counsel from
1983-1993; Vice President,
Provident Trust Company, 1992-present;
held various positions at Bridges
Investor Services Inc., 1987-present,
most recently Chairman
Bridges Investment Management, Inc.; Bridges Investment Counsel, Inc.; Bridges Investor Services, Inc.; Provident Trust Company; Stratus Fund, Inc.*
*	Indicates publicly traded company or investment company.

(1)	Edson L. Bridges II is the father of Edson L. Bridges III. Mr. Bridges II is an interested person because he is an officer of the Fund and a director and officer of the Fund’s investment adviser, Bridges Investment Management, Inc.

(2)	Edson L. Bridges III is the son of Edson L. Bridges II. Mr. Bridges III is an interested person because he is an officer of the Fund and a director and officer of the Fund’s investment adviser, Bridges Investment Management, Inc.

15

Officers
Name, Address (if applicable) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Trusteeships/ Directorships Held by Officer
Susan T. Bailey Age: 41	Assistant Secretary	One Year; Since 2004
Executive Assistant, Bridges Investment Counsel, Inc., 2003-present; Executive Assistant, Bridges Investment Management, Inc., 2003-present;
Sales Assistant, Wachovia Securities, 2002-2003; Sales Assistant, RBC Dain Rauscher, 1999-2002
None
Nancy K. Dodge Age: 43	Treasurer	One Year; Since 1986
Vice President, Bridges Investment Management, Inc., 2000-present; held various other positions at Bridges Investment Management, Inc. and Bridges Investment Counsel, Inc., 1980-present; Trust Administrator, Provident Trust Company, 1992-present; held various positions at
Bridges Investor Services, Inc., 1987-present,
most recently Vice President
Bridges Investor Services, Inc.
Starr Frohlich 615 East Michigan Milwaukee, WI 53202 Age: 32	Assistant Secretary	One Year; Since 2004	Assistant Vice President and Compliance Administrator, U.S. Bancorp Fund Services, LLC, 1997-present	None
Randall D. Greer Age: 53	Vice President Chief Compliance Officer	One Year; Since 2003 One Year; Since 2004
Vice President, Bridges Investment Management, Inc., 2002-present; Senior Vice President,
Bridges Investment Counsel, Inc., 2002-present; Vice President, Provident Trust Company,
2002-present; Vice President, Bridges Investor Services, Inc., 2003-present; Chief Investment Officer of Westchester Capital Management, Inc., 2000-2002; held various management positions with Kirkpatrick, Pettis, Smith, Polian Inc. (investment banking firm and broker-dealer), 1975-2000
None

16

Jason Hadler 615 East Michigan Milwaukee, WI 53202 Age: 29	Assistant Treasurer	One Year; Since 2004	Compliance Administrator, U.S. Bancorp Fund Services, LLC, 2003-present; Senior Financial Analyst, UMB Fund Services, 2000-2003; Financial Analyst, UMB Fund Services, 1998-2000	None
Brian Kirkpatrick Age: 33	Vice President	One Year; Since 2000
Vice President of Bridges Investment
Management, Inc., 1994 -present; held
various positions with Bridges Investment Counsel, Inc., 1992-present, most recently Vice President; Trust Assistant, Provident Trust Company, 1995-present
None
Mary Ann Mason Age: 53	Secretary	One Year; Since 1987
Corporate Secretary and Treasurer, Bridges Investment Counsel, Inc., 1981-present; Secretary/Treasurer, Bridges Investment Management, Inc., 1994-present; Secretary and Treasurer, Bridges Investor Services, Inc., 1987-present; Secretary, Treasurer, and Trust Administrator, Provident Trust Company, 1992-present
Bridges Investor Services, Inc.
Linda Morris Age: 38	Assistant Treasurer	One Year; Since 2000	Held various positions with Bridges Investment Counsel, Inc., 1992-present, most recently as Associate Director of Accounting; Trust Assistant, Provident Trust Company, 1995-present	None
Kathleen J. Stranik Age: 61	Assistant Secretary	One Year; Since 1995
Held various positions with Bridges
Investment Counsel, Inc., 1986-present,
most recently Vice President of Administration; held various positions with Bridges Investment Management, Inc., 1994-present, most recently Assistant Secretary and Assistant Treasurer; officer, Bridges Investor Services, Inc., 1987-present; Assistant Secretary, Assistant
Treasurer and Trust Officer, Provident
Trust Company, 1992-present
Bridges Investor Services, Inc.
Trinh Wu Age: 47	Controller	One Year; Since 2001	Lead Accountant, Bridges Investment Counsel, Inc., 1997-present;	None
*	Indicates publicly traded company or investment company.

17

Committees

The Fund has an Audit Committee, consisting of Messrs. Estabrook, Hoffmaster (Chair), Koraleski, Reed, Thomas and Wilson. Messrs. Estabrook, Hoffmaster, Koraleski, and Reed have also been deemed to be an Audit Committee Financial Expert within the meaning of the Sarbanes Oxley Act and the regulations thereunder. The members of the Audit Committee are not “interested” persons of the Fund (as defined in the 1940 Act). The primary responsibilities of the Fund’s Audit Committee are to establish the scope of review for the annual audit by the Fund’s independent registered public accounting firm, and to work with representatives of the Fund’s independent registered public accounting firm to establish such guidelines and tests for the audit which are deemed appropriate and necessary. The Audit Committee met six times during the Fund’s most recent fiscal year.

The Fund also has an Administrative and Nominating Committee, consisting of Messrs. Dodge, Jr., Petersen (Chair), Smith and Ms. Stoney, each of whom is a disinterested member of the Board. The primary responsibilities of the Administrative and Nominating Committee are to periodically review the composition of the Board of Directors to determine whether it may be appropriate to add individuals with different backgrounds or skills sets from those already on the Board, evaluate candidates’ qualifications for Board membership, including such candidates’ independence from the Fund’s investment manager, and make nominations for independent director membership on the Board. The Administration and Nominating Committee will consider nominees recommended by Fund shareholders. Such recommendations should be in writing and addressed to the Fund, Attention: Administration and Nominating Committee, with the name, address, biographical information and telephone number of the person recommended and of the recommending person. In addition, the Administration and Nominating Committee periodically reviews and makes recommendations with respect to Board governance procedures, compensation, and the Fund’s investment advisory agreement. The Administrative and Nominating Committee met four times during the Fund’s most recent fiscal year.

Director Share Ownership

Set forth below are the dollar ranges of securities of the Fund beneficially owned by each director as of December 31, 2004.

18

Name of Director or Nominee	Dollar Range of Equity Securities in the Fund
	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	Over $100,000
Edson L. Bridges II
Edson L. Bridges III
N. Phillips Dodge, Jr.
John W. Estabrook
Jon D. Hoffmaster
John J. Koraleski
Gary L. Petersen
John T. Reed
Roy A. Smith
Janice D. Stoney
L.B. Thomas
John K. Wilson

Director Interest in Adviser or Affiliates

As of December 31, 2004, neither the Directors who are “not interested” persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediate family, own securities beneficially or of record in the Adviser or any affiliate of the Adviser. Accordingly, as of December 31, 2004, neither the Directors who are “not interested” persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Adviser or any of their affiliates.

Director Interest in Any Material Transactions with Adviser or Affiliates

During the two most recently completed calendar years, neither the Directors who are “not interested” persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediate family, have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Adviser or any affiliate of the Adviser were a party.

Director and Officer Compensation

No officer, director or employee of Bridges Investment Management, Inc. receives any compensation from the Fund for acting as a Director or officer of the Fund. The following table shows the compensation earned by each Director of the Fund for the year ended December 31, 2004.

19

Name of Person	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From Fund Paid to Directors
Interested Directors
Edson L. Bridges II	$0	$0	$0	$0
Edson L. Bridges III	$0	$0	$0	$0

Disinterested Directors
N. P. Dodge, Jr.		$0	$0
John W. Estabrook		$0	$0
Jon D. Hoffmaster		$0	$0
John J. Koraleski		$0	$0
Gary L. Petersen		$0	$0
John T. Reed		$0	$0
Roy A. Smith		$0	$0
Janice D. Stoney		$0	$0
L.B. Thomas		$0	$0
John K. Wilson		$0	$0

Other Management Disclosures

Edson L. Bridges II is an officer of Bridges Investment Management, Inc., the Fund’s investment adviser. Mr. Bridges II serves on the board of directors of N.P. Dodge Company (the “Company”), a commercial and residential real estate brokerage company in Omaha, Nebraska. N.P. Dodge, Jr. has served as the Company’s chief executive officer since 1978. Mr. Dodge also serves as an independent or disinterested director of the Fund.

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially, 5% or more of the outstanding shares of the Fund. A control person is a shareholder that owns beneficially or through controlled companies, more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. As of March 31, 2005, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

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Principal Holders of the Fund
Name and Address	% Ownership
Provident Trust Company, as trustee or co-trustee(1)

(1)	Provident Trust Company (“PTC”) is managed by personnel of BIC under a management agreement. PTC holds shares of the fund for its customers and does not own any shares of the Fund as principal. The Fund’s transfer agent records the ownership of the shares in the name of the trust account or beneficial owner. PTC may individually or jointly vote Fund shares. PTC’s practice is to deliver proxies to the beneficial owners or other representatives for the customer accounts in all situations where such policy is administratively feasible and legally possible. When PTC does vote Fund shares, an officer of PTC who is not an employee of BIC, BIM, or the Fund, may vote proxies for customers where an independent point of view and the avoidance of a conflict of interest are important considerations. Fund Directors John W. Estabrook, Edson L. Bridges II and Edson L. Bridges III are also directors of PTC.

In addition, as of March 31, 2005, the Directors and officers as a group beneficially owned ___% of the outstanding shares of the Fund.

Investment Adviser and Administrator

Bridges Investment Management, Inc. (“BIM”), 8401 West Dodge Road, Omaha, Nebraska, 68114, provides investment advice to the Fund and serves as the Fund’s Administrator. BIM was organized as a Nebraska corporation in 1994 and registered with the SEC as an investment adviser in December 1999. Edson L. Bridges III owns the majority of BIM stock and Edson L. Bridges II and Edson L. Bridges III control BIM through a voting trust agreement.

Under an Investment Advisory Agreement (“Current Advisory Agreement”) effective April 17, 2004, between the Fund and BIM, BIM provides a continuous investment supervision for the Fund in accordance with the Fund’s investment objectives, policies, strategies and limitations and oversees the day-to-day operations of the Fund, subject to the supervision of the Board of Directors. BIM pays all costs related to the registration of the Fund with the SEC under the Investment Company Act of 1940 (“1940 Act”) and all expenses of qualifying and maintaining the qualification of Fund shares under the securities laws of such states as the Fund may designate from time to time. In addition, BIM has agreed to waive its fee and/or reimburse operating expenses to the extent that total Fund expenses (exclusive of stamp and other taxes but including fees paid to BIM) exceed 1.50% of average net assets each year.

As the Fund’s Administrator, BIM prepares and coordinates reports and other materials supplied to the Directors; prepares and/or supervises the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, proxies, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepares all required notice filings necessary to maintain the Fund’s ability to sell shares in all states where the Fund currently does, or intends to do business; coordinates the preparation, printing and mailing of all materials (e.g., annual and quarterly reports, proxy materials) required to be sent to shareholders; coordinates the annual proxy solicitation and shareholder’s meeting; coordinates the preparation and payment of Fund related expenses; monitors and oversees the activities of the Fund’s servicing agents (i.e., Transfer Agent, Custodian, Fund Accountant, Sub-Administrator, etc.); reviews and adjusts as necessary the Fund’s daily expense accruals; and performs such additional services as may be agreed upon by the BIM.

21

For these services, the Fund pays BIM a quarterly fee of one-eighth (1/8) of one percent (1%) of the average net asset value of the Fund, as determined at the close of each month in the quarterly period. In addition, the Fund pays BIM an annual fee not to exceed $42,000 for providing administrative services to the Fund.

From the commencement of the Fund in April 1963 until April 2004, Bridges Investment Counsel, Inc. (“BIC”), 8401 West Dodge Road, Omaha, Nebraska, 68114, served as the Fund’s investment adviser. The terms of the Current Advisory Agreement with BIM are substantially similar to the prior investment advisory agreement (“Prior Advisory Agreement”) with BIC and are identical with respect to compensation to be paid by the Fund for advisory services. The Fund paid BIC a quarterly fee of one-eighth (1/8) of one percent (1%) of the average net asset value of the Fund, as determined at the close of each month in the quarterly period. In addition, the Fund paid BIC an annual fee not to exceed $20,000 for providing administrative services to the Fund.

The Current Advisory Agreement initially was approved by the Board of Directors on January 13, 2004, and was subsequently approved by a vote of the Fund’s shareholders on February 24, 2004, in compliance with the 1940 Act. Under the Fund’s Prior Advisory Agreement with BIC, a change of control of the ownership of BIC, which would have caused the Prior Advisory Agreement to be terminated, would have occurred as a result of the death, disability, or retirement of Edson Bridges II. As a result, and as part of its long range planning to establish an orderly and well-managed transfer of advisory relationships, BIC formed BIM as a wholly owned subsidiary in 1994, and provided working capital and other resources to it since 1995. BIM commenced its investment advisory business in the first quarter of 2000. Effective December 15, 2000, BIM separated from BIC and is no longer a wholly owned subsidiary. Through an outsourcing agreement, BIC continues to provide office space, facilities, and equipment to BIM.

The table below shows the amount of advisory and administrative services fees paid by the Fund for the period January 1, 2002 through December 31, 2004.

	Advisory Fees		Administrative Services Fees
	BIC	BIM	BIC	BIM
2002	$ 258,339	N/A	$ 20,000	N/A
2003	$ 266,705	N/A	$ 20,000	N/A
2004			$ 15,000	$ 10,500

The executive officers of BIM are substantially the same as those of BIC. Edson L. Bridges III, who has been responsible for the day-to-day management of the Fund’s portfolio since April 11, 1997, is President of BIM, and will continue such responsibility.

22

The Current Advisory Agreement with BIM will continue in effect only so long as such continuance is specifically approved at least annually by the Board of Fund Directors or by vote of a majority of the outstanding voting securities of the Fund. The Board of Directors approved the continuance of the Current Advisory Agreement through April 17, 2006, and it was put before the shareholders at their Annual Meeting of Fund Shareholders held March 22, 2005, where a majority of the Fund shareholders also approved the continuance.

In approving the continuance of the Current Advisory Agreement, the independent Directors of the Fund reviewed the financial resources of BIM, the investment performance record, types of securities purchased, and asset size of the Fund in comparison with funds of similar size and comparable investment objectives, the operating costs relative to other funds, and other factors including the quality of investment advice and other services set forth in a special study prepared annually for the Board by the Adviser. In addition, the independent Directors reviewed the expertise, personnel, and resources BIM is willing to commit to the management of the Fund, its compliance program, the cost of comparable services and the benefits to be received by BIM.

With respect to BIM’s financial resources, BIM provided the Fund Board of Directors information as of September 30, 2004, showing total assets of $2,080,237, no long-term debt, and total shareholders’ equity of $1,658,547, with a current ratio (current assets to current liabilities) of 3.32 and an equity to total assets ratio of 79.7%. With respect to the investment performance record, types of securities purchased, quality of investment advice, and operating costs, because Edson L. Bridges III has been and will continue as the person responsible for the day-to-day management of the Fund’s portfolio, a position he has held since April 1997, and because the transfer of the investment advisory arrangement from BIC to BIM continued the Fund operations in similar form with minimal disruption of operations and arrangements, the directors reviewed and focused on the Fund’s past performance and operations in their evaluation and decision.

Based on information gathered from a leading mutual fund evaluator, the Directors compared the Fund’s performance criteria to funds with similar investment objectives. The total fund comparison universe varied depending on the time frame of the comparison and other investment parameters included, but with respect to funds with a growth investment objective, the Fund ranked as of September 30, 2004, 22nd of 1,268 funds over a trailing 12-month period, 17th of 996 funds over a 3-year period, 21st of 681 funds over a 5-year period, 39th of 239 funds over a 10-year period, and 54th of 98 funds over a 15-year period.

The Directors reviewed the asset allocation of the Fund, including the percentage of Fund assets invested in stocks and bonds (85.1% and 6.1%, respectively, as of September 30, 2004) and the sector weighting of stocks owned by the Fund, with 12.7% of Fund stocks held in the “information economy” (including software, hardware, media and telecommunications stocks), 67.0% of Fund stocks held in the “service economy” (including healthcare, consumer services, business services and financial services), and 20.3% of Fund stocks held in the “manufacturing economy” (including consumer goods, industrial materials, energy and utilities).

The Directors reviewed a number of current ratios for the Fund’s portfolio as of September 30, 2004, including the current price/earnings ratio of Fund stocks (20.5), price/cash ratio (15.7) and price/book ratio (4.5), as well as the Fund’s turnover ratio, which moved up moderately to 26% in 2003, compared to a turnover ratio average of 92% for a comparison group of large no-load growth funds. The Directors also reviewed the Fund’s expense ratio, which was 0.89% for 2003, compared to an average of 1.15% for a peer group of 584 funds selected as the comparison group.

23

With respect to the Fund’s compliance program, the Directors were provided information concerning both the historical practices to ensure compliance by Fund personnel, as well as current actions taken to strengthen the Fund compliance structure, including assignment of new officers in charge of the Fund’s codes of ethics and oversight of trading policies and procedures.

Finally, the Board noted that Edson L. Bridges III has more than 19 years’ experience with the Fund’s portfolio and thus is very familiar with the Fund’s history and operations and has been responsible for the day-to-day management of the Fund’s portfolio since April 1997, with Edson L. Bridges II as the back-up person in this position, and that these positions and responsibilities have continued with BIM.

Code of Ethics

The Fund, BIM, and the distributor have adopted codes of ethics (“Codes”) pursuant to Rule 17j-1 under the 1940 Act, which governs personal securities trading by the Directors and officers of the Fund and personnel of the Investment Adviser and the distributor. These Codes permit such individuals to purchase and sell securities, including securities which are purchased, sold or held by the Fund, but only subject to certain conditions designed to ensure that purchases and sales by such individuals do not adversely affect the Fund’s investment activities.

Proxy Voting Policy and Procedures

The Fund’s Board of Directors has adopted proxy voting policy and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interest of Fund shareholders. The Fund authorizes BIM, as the Fund’s investment adviser, to exercise its proxy voting responsibilities with a goal of maximizing the long-term value of Fund investments. BIM officers and employees are to use the Fund’s proxy voting policy as a guideline, but each voting decision involves a unique set of facts that needs to be considered in determining whether the vote is in the best interests of the Fund and its shareholders.

In situations where BIM or its affiliated parties have a material conflict of interest, the company will provide the Fund with full disclosure of the material conflict of interest and forward the proxy to a proxy subcommittee appointed by the Fund’s Administrative and Nominating Committee, which is comprised solely of independent directors, for voting in accordance with the Fund’s proxy voting policy.

BIM has established an Investment Committee, which is responsible for determining the Fund’s votes based on the Fund’s proxy voting policy. In most instances, the BIM Investment Committee will delegate the proxy vote determination to individual committee members who are responsible for security analysis of the same securities. All questions concerning interpretation of the Fund’s proxy policy are decided by a majority vote of the BIM Investment Committee. The BIM Investment Committee will maintain a list of securities in which there may be a conflict of interest under the Fund’s proxy voting policy.

24

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge by calling toll-free (866) 934-4700, locally (402) 397-4700, by sending a written request to Bridges Investment Management, Inc., Attention: Mary Ann Mason, 8401 West Dodge Road, Suite 256, Omaha, Nebraska 68114 or by accessing the SEC’s website at www.sec.gov.

Fund Accountant, Fund Administrator, Transfer Agent and Custodian

BIM has entered into a separate Fund Accounting Servicing Agreement and Fund Sub-Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202. Under the Fund Accounting Servicing Agreement, USBFS’s duties include: (i) portfolio accounting services, (ii) expense accrual and payment services, (iii) fund valuation and financial reporting services, (iv) tax accounting services, (v) compliance control services, and (vi) daily accounting functions. For these services, the Fund pays USBFS a monthly fee based on the total annual rate of $26,000 for the first $25 million of Fund assets, .03% of the next $25 million of Fund assets, .02% of the next $50 million of Fund assets, and .01% of assets exceeding $100 million, in addition to reimbursement of certain out of pocket expenses, including pricing expenses.

Under the Fund Sub-Administration Servicing Agreement with BIM, USBFS’s duties include blue sky preparation, filing and compliance, and SEC document preparation, filing and compliance. For these services, USBFS is entitled to receive fees, payable monthly based on the total annual rate of 0.04% of assets on the first $50 million of Fund assets, 0.03% on the next $50 million of Fund assets, and 0.02% of Fund assets exceeding $100 million, in addition to reimbursement for certain out of pocket expenses. The fund sub-administration expenses are the contracted obligation of, and will be paid by, BIM. Accordingly, these sub-contracted services will not be a part of the operating costs of the Fund.

USBFS, is the Dividend Disbursing and Transfer Agent for the Fund under a Transfer Agent Servicing Agreement. As transfer and dividend disbursing agent, USBFS’s duties include: (i) issuance and redemption of Fund shares, (ii) making dividend and other distributions to shareholders of the Fund, (iii) responding to correspondence by Fund shareholders and others relating to its duties, (iv) maintaining shareholder accounts, and (v) issuing Form 1099 or Form 5498 information to Fund shareholders each year.

U.S. Bank National Association (“Custodian”), an affiliate of USBFS, 425 Walnut Street, M.L. CN-OH-W6TC, Cincinnati, Ohio 45202, serves as custodian of the Fund’s assets pursuant to a Custody Agreement. Under the Custody Agreement, the Custodian’s duties include: (i) holding securities of the Fund in a separate account in the name of the Fund, (ii) making receipts and disbursements of money on behalf of the Fund, (iii) collecting and receiving all income and other payments and distributions on account of the Fund’s portfolio investments, (iv) maintaining books and records in accordance with applicable laws, and (v) making periodic reports to the Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function in management matters such as the purchase and sale of portfolio securities.

25

Distributor

Quasar Distributors, LLC (the “Distributor”), an affiliate of USBFS, serves as the Fund’s distributor in connection with the continuous offering of the Fund’s shares on a no-load basis. The principal executive offices of the Distributor are located at 615 East Michigan Street, Milwaukee, Wisconsin 53202. The Distributor is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD.

The Fund may enter into distribution agreements or shareholder servicing agreements with certain financial institutions (“Servicing Organizations”) to perform certain distribution, shareholder servicing, administrative and accounting services for their customers (“Customers”) who are beneficial owners of shares of the Fund.

A Service Organization may charge a Customer one or more of the following types of fees, as agreed upon by the Service Organization and the Customer, with respect to the cash management or other services provided by the Service Organization: (1) account fees (a fixed amount per month or per year); (2) transaction fees (a fixed amount per transaction processed); (3) compensating balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (4) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). A Customer of a Service Organization should read the Prospectus and SAI in conjunction with the service agreement and other literature describing the services and related fees that will be provided by the Service Organization to its Customers prior to any purchase of shares. No preference will be shown in the selection of Fund portfolio investments for the instruments of Service Organizations.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, First National Tower, 1601 Dodge Street, Suite 3100, Omaha, Nebraska 68102, is the independent registered public accounting firm for the Fund and conducts the annual audit of the Fund’s financial statements.

The independent members of the Board of Directors recommended the selection of Deloitte & Touche LLP as auditors for the Fund for the year ending December 31, 2005, and the Board directed the submission of this recommendation to the shareholders for ratification. At the Fund’s annual meeting of shareholders held on March 22, 2005, the shareholders ratified the selection of Deloitte & Touche LLP as the auditor for the year-ending 2005.

BROKERAGE ALLOCATIONS AND OTHER PRACTICES

Subject to the general supervision of the Board, BIM executes transactions in the Fund’s portfolio of securities through a number of brokers to reflect the availability of security research information, execution and other open market services, and goodwill or other factors. The Fund has no plans to concentrate securities transaction orders with any single broker or group of brokers.

26

The total brokerage fees paid on securities transactions for the Fund for the last three fiscal years were: $56,664 in 2002, $50,581 in 2003 and $_____ in 2004. The Fund’s management has no plans to vary the brokerage commission activity from the pattern shown during the last three fiscal years. There were no brokerage concerns or individuals acting as brokers who were affiliated with the Fund or its prior investment adviser, BIC or current investment adviser, BIM.

The disinterested Directors of the Fund have agreed that the Adviser may cause the Fund to pay a member of an exchange, broker, or dealer an amount of commission for effecting a securities transaction by the Fund in excess of the amount of commission which would have been charged by another person for effecting such transactions, providing that the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such Exchange member, broker, or dealer subject only to the limitations and definitions contained in Section 28(e) of the Securities Exchange Act of 1934 and to a periodic review by the disinterested Directors of the actions of the Adviser in directing the brokerage business of the Fund. Because of the practice of using securities transactions to purchase brokerage services and research, the Fund may not receive the lowest possible aggregate execution cost with respect to any given brokerage transaction.

During 2004, the Fund paid $________ for brokerage commissions to providers of research services on transactions valued at $_______.

The brokerage services and research received by the Adviser from Exchange members, brokers or dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Fund directly. Most brokerage firms do not price their research services; therefore, it is not possible to place a monetary value on such services.

In addition, at each Board of Directors meeting, the Board reviews the brokerage commissions and fees paid with respect to securities transactions undertaken for the Fund’s portfolio during the prior three-month period for the cost efficiency of the services provided by the brokerage firms involved, all of which brokerage firms are non-affiliated with the Fund and the Adviser.

CAPITAL STOCK AND OTHER SECURITIES

The Fund’s capital structure consists of 6,000,000 authorized shares of capital stock (par value of one dollar per share) with ___________ shares issued as of December 31, 2004. Fund shares have equal rights as to voting, redemption, dividends, and liquidation, with cumulative voting for the election of directors. The shares are redeemable on written demand of the holder and are transferable. The shares have no preemptive or conversion rights and are not subject to assessment. Fractional shares have the same rights proportionately as full shares.

Shares redeemed by the Fund cannot be reissued, and the Fund’s authorized capital stock shall be deemed to be reduced by the number of shares redeemed. As of December 31, 2004, __________ shares of the Fund have been redeemed since inception of the Fund in 1963. The Fund’s net shares of capital stock outstanding were ________ as of December 31, 2004.

27

Cumulative Voting

Fund shares are entitled to cumulative voting rights. This provision permits a shareholder to allocate the votes of his shares towards one or more directors in order to increase the influence of his ownership towards the director or directors selected for his support in an election of directors.

PURCHASE, REDEMPTION, AND PRICING OF SHARES OFFERED

Determining Net Asset Value

The net asset value (“NAV”) of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time (3:00 Central Time), each day the NYSE is open for trading. However, the NAV of the Fund’s shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Directors decides it is necessary.

The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, rounded to the nearest cent. An example of how the Fund calculated its net asset value per share as of December 31, 2004 is as follows:

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$_________	=	$_____
_________

28

The Fund’s securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of trading on the day the securities are being valued or, lacking any reported sales, at the last available bid price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the last available bid price. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available are valued at fair value as determined under procedures adopted by the Fund’s Board of Directors.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Corporate debt securities are priced by Interactive Data Corporation (“IDC”), the Fund’s independent pricing service. In determining the price, IDC will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information. If a price is not available from IDC, the security is priced at the highest bid from a preferred dealer(s) as reported by a trading data vendor. If the Adviser does not feel that the highest bid from a preferred dealer(s) represents fair value or such bid is unavailable, the Adviser will average the current bid from two or more dealers active in trading the security. U.S. Government and Agency securities are valued at most recent bid prices. Corporate debt and U.S. Government and Agency securities for which prices are not readily available are valued at fair value as determined under procedures adopted by the Fund’s Board of Directors.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Anti-Money Laundering

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Fund’s Customer Identification Program, the Fund’s Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

29

TAX STATUS

The Fund qualifies or intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. It is the Fund’s policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income.

Although the Fund intends to satisfy the foregoing requirements, there is no assurance that it will be able to do so. If the Fund failed to qualify for treatment as a RIC for any taxable year, (1) its taxable income, including net capital gain, would be taxed at corporate income tax rates (up to 35%) and it would not receive a deduction for distributions to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described below) (“QDI”), which is subject to a maximum federal income tax rate of 15%) to the extent of the Fund’s earnings and profits. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Distributions of net investment income and net short-term capital gains are generally taxable to shareholders as ordinary income. A portion of the distributions may consist of qualified dividend income (“QDI”) and as such, may be taxable as long-term capital gains. QDI consists of dividends the Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period, debt-financing and other requirements regarding the stock on which the dividends were paid. The Fund’s dividends attributable to its “QDI” are subject to the long-term capital gains rate, a maximum federal rate of 15% for shareholders who are individuals and satisfy those restrictions regarding their Fund shares. These special rules generally apply to taxable years beginning before January 1, 2009.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

30

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person’s taxpayer identification number.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Fund. No attempt is made to present a complete explanation of the federal tax treatment of the Fund’s and its shareholders’ activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Fund and to distributions therefrom.

FINANCIAL STATEMENTS

The audited financial statements for the year ended December 31, 2004 are herein incorporated by reference to the Fund Annual Report to Shareholders dated December 31, 2004. To receive a copy of the Prospectus or annual or semi-annual reports to shareholders, without charge, write to or call the Fund at address or telephone number listed above.

BRIDGES INVESTMENT FUND, INC.

PART C
OTHER INFORMATION

Item 22. Exhibits

(a)	The Fund’s Articles of Incorporation and any amendments thereto - to be filed.

(b)	The Fund’s By-Laws and any amendments thereto - to be filed.

(c)	Instruments Defining Rights of Securities Holders are incorporated by reference to Fund’s Articles of Incorporation and Bylaws.

(d)	Form of Investment Advisory Agreement with Bridges Investment Management, Inc., was previously filed with the Registration Statement of Form N-1A (File No. 002-21600) on February 26, 2004, and incorporated herein by reference.

(e)	Form of Distribution Agreement between Bridges Investment Fund, Inc., Bridges Investment Management, Inc. and Quasar Distributors, LLC was previously filed with the Registration Statement of Form N-1A (File No. 002-21600) on July 30, 2004, and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts are not applicable.

(g)	Form of Custody Agreement between Bridges Investment Fund, Inc. and U.S. Bank National Association was previously filed with the Registration Statement of Form N-1A (File No. 002-21600) on July 30, 2004, and incorporated herein by reference.

(h)	Other Material Contracts:

(i)	Agreement dated October 13, 1987, to establish jointly insured status under ICI Mutual Insurance Company fidelity blanket bond between Bridges Investment Fund, Inc.; Bridges Investor Services, Inc.; Bridges Investment Counsel, Inc.; and Edson Bridges II Investment Counsel in California, a proprietorship - to be filed.

(ii)	Form of Transfer Agent Servicing Agreement between Bridges Investment Fund, Inc. and U.S. Bancorp Fund Services, LLC, was previously filed with the Registration Statement on Form N-1A (File No. 002-21600) on July 30, 2004, and incorporated herein by reference.

(iii)	Form of Fund Sub-Administrative Servicing Agreement between Bridges Investment Management, Inc. and U.S. Bancorp Fund Services, LLC - to be filed.

(iv)	Form of Fund Accounting Servicing Agreement between Bridges Investment Fund, Inc. and U.S. Bancorp Fund Services, LLC - to be filed.

(i)	Opinion of Counsel as to the legality of securities issued - to be filed.

(j)	Consent of Independent Registered Public Accounting Firm - to be filed.

(k)	Omitted Financial Statements are not applicable.

(l)	Initial Capital Agreements are not applicable.

(m)	Rule 12b-1 Plan is not applicable.

(n)	Rule 18f-3 Plan is not applicable.

(o)	Reserved.

(p)	Code of Ethics of Bridges Investment Fund, Inc. and Bridges Investment Management, Inc. was previously filed with the Registration Statement on Form N-1A (File No. 002-21600) on July 30, 2004, and is incorporated herein by reference.

Item 23. Persons Controlled by or under Common Control with the Fund

 No person is directly or indirectly controlled by or under common control with the Fund.

Item 24. Indemnification

Under the Nebraska Business Corporation Act, as enacted in 1995, a Nebraska corporation, such as the Fund, is required to indemnify a director and officer who was wholly successful in the defense of any proceeding to which such person was a party because of his or her position as a director or officer against reasonable expenses, including attorney’s fees, incurred in connection with such proceeding. A Nebraska corporation, such as the Fund, is permitted, but not required, to indemnify a director or officer against liability if such person conducted himself or herself in good faith, and the director or officer reasonably believed that his or her conduct was in the best interests of the corporation. The Fund has never been requested to provide indemnification by a director or officer, nor has the Fund taken any action or made any offer to indemnify a director or officer of the Fund.

Item 25. Business and Other Connections of Investment Adviser

Mr. Edson L. Bridges III is President and Chief Executive Officer of Bridges Investment Management, Inc. and a Director of that company. Mr. Bridges III is President and Chief Executive and Investment Officer and Director of Bridges Investment Fund, Inc. and Chairman and Director of Bridges Investor Services, Inc. Mr. Bridges III has a principal profession of investment counseling. During the last two fiscal years for the Fund, Mr. Bridges III acted for his own account in the capacity of director, officer, employee, partner, or trustee in the following businesses or activities:

Name and Principal Business Address	Position with Business or Activity

Edson L. Bridges III Bridges Investment Counsel, Inc. 8401 West Dodge Road Omaha, Nebraska 68114	Executive Vice President, Director

Provident Trust Company 256 Durham Plaza 8401 West Dodge Road Omaha, Nebraska 68114	Vice President and Director

Stratus Fund, Inc. 6811 So. 27th St. Lincoln, Nebraska 68512	Director, Chairman of Audit Committee

Edson L. Bridges II is the Executive Administrator and a Director of Bridges Investment Management, Inc., as well as being Chairman and a Director of Bridges Investment Fund, Inc. Mr. Bridges II is President and a Director of Bridges Investor Services, Inc. Mr. Bridges II has a principal profession in investment counseling. During the last two fiscal years for the Fund, Mr. Bridges II acted for his own account in the capacity of director, officer, employee, partner or trustee in the following businesses or activities:

Name and Principal Business Address	Position with Business or Activity

Edson L. Bridges II Bridges Investment Advisers 8401 West Dodge Road Omaha, Nebraska 68114	Proprietor

Edson L. Bridges II Bridges Investment Counsel, Inc. 8401 West Dodge Road Omaha, Nebraska 68114	President, Chief Executive Officer, Director

N. P. Dodge Company Real Estate Brokers and Management 8701 West Dodge Road Omaha, Nebraska 68114	Director

Airlite Plastics Company 6110 Abbott Drive Omaha, Nebraska 68110-2805	Director

Provident Trust Company 256 Durham Plaza 8401 West Dodge Road Omaha, Nebraska 68114	President and Director

Store Kraft Manufacturing Company Beatrice, Nebraska 68310	Director

West Omaha Land & Cattle Company 8401 West Dodge Road Omaha, Nebraska 68114	Partner

In addition, the following officers and directors are or have been engaged during the last two fiscal years for their own accounts or in the capacity of director, officer, employee, partner or trustee in the following businesses or activities:

Deborah Lee Grant has served as Senior Vice President for Bridges Investment Counsel, Inc., Assistant Vice President and Director for Bridges Investor Services, Inc., Vice President, Chief Operating Officer and Director for Bridges Investment Management, Inc., and Trust Administrator for Provident Trust Company.

Mary Ann Mason has served as Corporate Secretary and Treasurer for Bridges Investment Counsel, Inc., Secretary of Bridges Investment Fund, Inc., Secretary, Treasurer, and Director for Bridges Investor Services, Inc., Secretary and Treasurer for Bridges Investment Management, Inc., and Secretary, Treasurer, and Trust Administrator for Provident Trust Company.

Kathleen J. Stranik has served as Vice President of Administration for Bridges Investment Counsel, Inc., Assistant Secretary and Director for Bridges Investor Services, Inc., Assistant Secretary for Bridges Investment Fund, Inc., Assistant Secretary and Assistant Treasurer for Bridges Investment Management, Inc., and Assistant Secretary, Assistant Treasurer, and Trust Officer for Provident Trust Company.

Nancy K. Dodge has served as Vice President for Bridges Investment Counsel, Inc., Vice President and Director for Bridges Investor Services, Inc., Treasurer for Bridges Investment Fund, Inc., Vice President for Bridges Investment Management, Inc., and Trust Administrator for Provident Trust Company.

Brian M. Kirkpatrick has served as Vice President for Bridges Investment Counsel, Inc., Vice President for Bridges Investment Fund, Inc., Vice President for Bridges Investment Management, Inc., and Trust Assistant for Provident Trust Company.

Douglas Richard Plahn has served as Vice President for Bridges Investment Counsel, Inc., Vice President for Bridges Investment Management, Inc., and Trust Assistant for Provident Trust Company.

Patricia Sarah Rohloff has served as an employee for Bridges Investment Counsel, Inc., Vice President for Bridges Investment Management, Inc., and Trust Assistant for Provident Trust Company.

Randall D. Greer has served as Senior Vice President for Bridges Investment Counsel, Inc., Vice President for Bridges Investor Services, Inc., Vice President and Chief Compliance Officer for Bridges Investment Fund, Inc., Vice President for Bridges Investment Management, Inc., and Vice President for Provident Trust Company.

Item 26. Principal Underwriters

(a)   Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:
Advisors Series Trust	Harding, Loevner Funds, Inc.
AHA Investment Funds	The Hennessy Funds, Inc.
Allied Asset Advisors Funds	The Hennessy Mutual Funds, Inc.
Alpine Equity Trust	Intrepid Capital Management
Alpine Series Trust	Jacob Internet Fund Inc.
Alpine Income Trust	The Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Julius Baer Funds
Brandes Investment Trust	Kensington Funds
Brandywine Blue Funds, Inc.	Kirr Marbach Partners, Funds, Inc.
Brazos Mutual Funds	Light Revolution Fund
Bridges Fund	LKCM Funds
Buffalo Funds	Masters’ Select Funds
Buffalo Balanced Fund	Matrix Advisors Value Fund, Inc.
Buffalo High Yield Fund	Monetta Fund, Inc.
Buffalo Large Cap Fund	Monetta Trust
Buffalo Small Cap Fund	MP63 Fund
Buffalo U.S. Global Fund	MUTUALS.com
CCM Advisors Funds	NorCap Funds
CCMA Select Investment Trust	Optimum Q Funds
Country Mutual Funds Trust	Permanent Portfolio Funds
Cullen Funds Trust	Primecap Odyssey Funds
Everest Funds	Professionally Managed Portfolios
First American Funds, Inc.	Prudent Bear Funds, Inc.
First American Investment Funds, Inc.	Rainier Funds
First American Strategy Funds, Inc.	Summit Funds
FFTW Funds, Inc.	Thompson Plumb
Fort Pitt Capital Funds	TIFF Investment Program, Inc.
Glenmede Fund, Inc.	Trust For Professional Managers
Guinness Atkinson Funds	Wexford Trust

(b)  To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Donna J. Berth	Treasurer	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)   The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

	(2)
	Net	(3)
	Underwriting	Compensation
(1)	Discounts	on Redemption	(4)	(5)
Name of Principal	and	and	Brokerage	Other
Underwriter	Commission	Repurchases	Commissions	Compensation
Quasar Distributors, LLC	None	None	None	None

Item 27. Location of Accounts and Records

The following are the names and addresses of persons maintaining physical possession of accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules adopted thereunder:

(1)   Bridges Investment Fund, Inc. Suite 256, Durham Plaza, 8401 West Dodge Road, Omaha, Nebraska 68114. The persons in charge of the corporate records are Mrs. Mary Ann Mason, Secretary, and Mrs. Nancy K. Dodge, Treasurer.

(2)   Bridges Investment Management, Inc., Suite 256, Durham Plaza, 8401 West Dodge Road, Omaha, Nebraska 68114.

(3)   U.S. Bank National Association, 425 Walnut Street, M.L. CN-OH-W6TC, Cincinnati, Ohio 45202 (records relating to its functions as custodian).

(4)   U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd floor, Milwaukee, Wisconsin 53202 (records relating to its functions as transfer agent).

(5)   Quasar Distributors, LLC, 615 East Michigan Street, 3rd floor, Milwaukee, Wisconsin 53202 (records relating to its functions as distributor).

Item 28. Management Services

Not applicable

Item 29. Undertakings

Not applicable

February 25, 2005

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and State of Nebraska, on the 25th day of February, 2005.

                    BRIDGES INVESTMENT FUND, INC.

                    /s/ Edson L. Bridges III
                    Edson L. Bridges III,
                    President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Edson L. Bridges II	Chairman	2/25/05
Edson L. Bridges II		Date

/s/ Nancy K. Dodge	Treasurer	2/25/05
Nancy K. Dodge		Date

/s/ Edson L. Bridges II	Director	2/25/05
Edson L. Bridges II		Date

/s/ Edson L. Bridges III	President	2/25/05
Edson L. Bridges III	Director	Date

/s/ N. P. Dodge, Jr.	Director	2/25/05
N. P. Dodge, Jr.		Date

/s/ John W. Estabrook	Director	2/25/05
John W. Estabrook		Date

Director
Jon D. Hoffmaster		Date

/s/ John J. Koraleski	Director	2/25/05
John J. Koraleski		Date

Director
Gary L. Petersen		Date

/s/ John T. Reed	Director	2/25/05
John T. Reed		Date

Roy A. Smith	Director	Date

Janice D. Stoney	Director	Date